Loans From Related Parties (Details 1) (Related Parties [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Related Parties [Member]
Schedule of aggregate maturities of long-term loans
2013	$ 234
2014	363
2015	578
2016	363
2017 and thereafter	131
Long-term Debt, Total	$ 1,669